Offerings - Offering: 1	Dec. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	16,363,247
Proposed Maximum Offering Price per Unit	1.35
Maximum Aggregate Offering Price	$ 22,090,383.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,050.69
Offering Note	The shares of common stock will be offered for resale by certain Selling Stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the closing price per share of the common stock as reported on the Nasdaq Capital Market on December 29, 2025.